Schedule of hedging instruments non-derivative financial instruments (Details) - Cash flow hedges [member] R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$) Number
Non-deliverable forward [member]
IfrsStatementLineItems [Line Items]
Liabilities	TRY
Maturity	1st Qtr. 2022
Currency risk [member]
IfrsStatementLineItems [Line Items]
Derivative instrument, Fair value | R$	R$ (993,593)
Currency risk [member] | Non-deliverable forward [member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Liabilities	USD
Maturity	1st Qtr. 2022
Notional		150,000,000
Designation rate		2.0213
Average rate		4.9877
Derivative instrument, Fair value | R$		R$ (444,953)
Currency risk [member] | Nondeliverable Forward 2022 [Member]
IfrsStatementLineItems [Line Items]
Maturity	2nd Qtr. 2022
Currency risk [member] | Nondeliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Liabilities	USD
Maturity	2nd Qtr. 2022
Notional	150,000,000
Designation rate	2.0387
Average rate	5.6963
Derivative instrument, Fair value | R$	R$ (548,640)
Currency risk [member] | Nondeliverable Forward 2023 [Member]
IfrsStatementLineItems [Line Items]
Maturity	2nd Qtr. 2023